Credit Agreements (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Line of Credit Facility [Line Items]
Total amount of credit facilities available	$ 602
Combined Credit Facility
Line of Credit Facility [Line Items]
Total amount of credit facilities available	400
Amount of unsecured borrowing capacity	100
$150 milllion Committed Secured Letter Of Credit Facility
Line of Credit Facility [Line Items]
Total amount of credit facilities available	$ 150
Maturity date of facility	Dec. 31, 2021
Committed Secured Letter Of Credit Facility B [Member]
Line of Credit Facility [Line Items]
Total amount of credit facilities available	$ 50
Maturity date of facility	Dec. 21, 2021
Outstanding Unsecured Letter Of Credit
Line of Credit Facility [Line Items]
Letters of credit outstanding amount	$ 102
Outstanding Secured Letter Of Credit
Line of Credit Facility [Line Items]
Letters of credit outstanding amount	$ 338